Intangible assets - Rollforward of Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 14,360
Ending balance	13,586	$ 13,851
Impairment of intangible assets	743	0
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,964	14,844
Additions	20	296
Exchange differences	3	(1)
Ending balance	15,987	15,139
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,604)	(1,262)
Exchange differences	2
Amortisation, intangible assets other than goodwill	(52)	(26)
Ending balance	(2,401)	(1,288)
Impairment of intangible assets	(743)
Licenses
Disclosure of detailed information about intangible assets [line items]
Ending balance	11,642	12,111
Licenses | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	13,680	12,985
Additions	0	195
Exchange differences	0	0
Ending balance	13,680	13,180
Licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,295)	(1,069)
Exchange differences	0
Amortisation, intangible assets other than goodwill	0	0
Ending balance	(2,038)	(1,069)
Impairment of intangible assets	(743)
Internal development costs
Disclosure of detailed information about intangible assets [line items]
Ending balance	0	713
Internal development costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	631
Additions	0	82
Exchange differences	0	0
Ending balance	0	713
Internal development costs | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Exchange differences	0
Amortisation, intangible assets other than goodwill	0	0
Ending balance	0	0
Impairment of intangible assets	0
Licenses
Disclosure of detailed information about intangible assets [line items]
Ending balance	908	983
Licenses | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,052	1,052
Additions	0	0
Exchange differences	0	0
Ending balance	1,052	1,052
Licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(125)	(50)
Exchange differences	0
Amortisation, intangible assets other than goodwill	(19)	(19)
Ending balance	(144)	(69)
Impairment of intangible assets	0
Software
Disclosure of detailed information about intangible assets [line items]
Ending balance	101	44
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	278	176
Additions	20	19
Exchange differences	3	(1)
Ending balance	301	194
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(184)	(143)
Exchange differences	2
Amortisation, intangible assets other than goodwill	(14)	(7)
Ending balance	(200)	(150)
Impairment of intangible assets	0
Internal development costs
Disclosure of detailed information about intangible assets [line items]
Ending balance	935	0
Internal development costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	954	0
Additions	0	0
Exchange differences	0	0
Ending balance	954	0
Internal development costs | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Amortisation, intangible assets other than goodwill	(19)	0
Ending balance	(19)	$ 0
Impairment of intangible assets	$ 0